Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components Of Income Tax Expense Benefit [Line Items]
U.S. Federal	$ 69,079	$ 86,719	$ 85,585
State	10,643	9,801	9,431
Foreign	10,499	9,416	9,661
Income tax expense	90,221	105,936	104,677
Current	100,956	103,216	99,990
Deferred	(10,735)	2,720	4,687
Income tax expense	$ 90,221	$ 105,936	$ 104,677